Financial assets - impairments - Impaired financial assets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Impaired Financial Assets
Impaired financial assets
Carrying value, Financial assets	£ 23	£ 58
Loans and advances to customers
Impaired financial assets
Carrying value, Financial assets	349,919	351,950
Loans and advances to customers | Impaired Financial Assets | Loans and receivables
Impaired financial assets
Carrying value, Financial assets	3,999	4,810
Loans and advances to customers | Impaired Financial Assets | Cost | Loans and receivables
Impaired financial assets
Carrying value, Financial assets	7,423	8,865
Loans and advances to customers | Impaired Financial Assets | Provision | Loans and receivables
Impaired financial assets
Carrying value, Financial assets	3,424	4,055
Loans and advances to customers | Individually assessed
Impaired financial assets
Carrying value, Financial assets	£ 3,418	£ 4,186